Trade, other receivables and tax receivables - carrying amount of assets not derecognised (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair Value of Assets Representing Derecognised Financial Assets	€ 8,523	€ 7,866
Carrying amount of assets transferred and not derecognized	457	357
Carrying amount of the related liabilities	457	357
Trade receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	30	22
Carrying amount of the related liabilities	30	22
Financing receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	427	335
Carrying amount of the related liabilities	427	335
Financing receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair Value of Assets Representing Derecognised Financial Assets	1,676	1,114
FCA Bank S.p.A.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair Value of Assets Representing Derecognised Financial Assets	€ 5,517	€ 4,933